Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	¥ 60,184	¥ 78,294
Other derivatives not designated as hedging instruments assets at fair value	4,204	1,356
Derivative assets	64,388	79,650
Derivative instruments in hedges, liabilities, at fair value	19,574	3,698
Other derivatives not designated as hedging instruments liabilities at fair value	14,936	1,385
Derivative liabilities	34,510	5,083
Prepaid Expenses and Other Current Assets | Forward Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	224	1,437
Other derivatives not designated as hedging instruments assets at fair value	2,354	879
Other Assets | Forward Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value		219
Other derivatives not designated as hedging instruments assets at fair value		2
Other Assets | Currency Option Agreements
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value		474
Other Current Liabilities | Forward Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	158	1
Other derivatives not designated as hedging instruments liabilities at fair value	11,551	469
Other Current Liabilities | Currency Option Agreements
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	604
Other Long-Term Liabilities | Forward Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	267
Other derivatives not designated as hedging instruments liabilities at fair value	171	284
Other Long-Term Liabilities | Currency Option Agreements
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	1,810	80
Currency Swap Agreement | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	46
Other derivatives not designated as hedging instruments assets at fair value	1
Currency Swap Agreement | Other Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	59,914	76,638
Other derivatives not designated as hedging instruments assets at fair value	1,742
Currency Swap Agreement | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	1
Currency Swap Agreement | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	13,336	777
Other derivatives not designated as hedging instruments liabilities at fair value	501
Interest Rate Swap Agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value		0
Interest Rate Swap Agreements | Other Assets
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value	107	1
Interest Rate Swap Agreements | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	88	125
Other derivatives not designated as hedging instruments liabilities at fair value	6	211
Interest Rate Swap Agreements | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	5,725	2,795
Other derivatives not designated as hedging instruments liabilities at fair value	¥ 292	196
Forward Contracts | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value		¥ 145